Interests in Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2024
Interests in Joint Ventures [Abstract]
Schedule of Interests in Joint Ventures
	As of October 31,
	2024	2023
	US$	US$
Cost of investments in joint ventures net of accumulated share of loss and other comprehensive expense	-	(6,999)
Due from joint ventures	-	23,774
	-	16,775

Schedule of Material Joint Ventures

Details of material joint ventures as at October 31, 2023 are as follows:

Name	Place of incorporation	Percentage of ownership interest held by the Company	Principal activity
DHI Holdings (S) Pte Ltd.	Singapore	51%	Hotel operations, hospitality and VIP services in Singapore

Schedule of Financial Information in Respect of the Joint Ventures

The following table illustrates the summarized financial information in respect of the joint ventures adjusted for any differences in accounting policies and reconciled to the carrying amount in the consolidated financial statements:

	As of October 31,
	2024	2023
	US$	US$
Total assets	—	196,343
Total liabilities	—	(210,067)
Net liabilities	—	(13,724)
Proportion of the Group’s ownership	N/A	51%
Group’s share of net assets of joint ventures	—	(6,999)
Due from joint ventures	—	23,774
Interests in joint ventures	—	16,775
Additional information of the joint ventures
Cash and cash equivalents	—	4,117
Amounts due to shareholders	—	(46,415)
Bank borrowings	—	(157,818)

	November 1, 2023 to March 31, 2024	May 1, 2023 to October 31, 2023
	US$	US$
Revenue	9,417	11,997
Loss for the period	(2,726)	(2,678)
Other comprehensive income for the period	2,624	227
Total comprehensive expense for the period	(102)	(2,451)